Accrued Expenses	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses
6. Accrued Expenses
Accrued expenses consist of the following (in thousands):

	December 31, 2022	December 31, 2021
Employee compensation	$1,385	$1,343
Research and development	1,206	1,115
Professional and outside services	112	452
Interest	197	133
Income taxes payable	463	351
Other	5	24

	$3,368	$3,418